BALANCE SHEETS - USD ($)	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
CURRENT ASSETS
Cash	$ 1,611	$ 1,611	$ 2,481
TOTAL ASSETS	1,611	1,611	2,481
CURRENT LIABILITIES
Accounts payable	23,910	22,866	6,600
Due to related party	93,546	74,546	50,563
TOTAL LIABILITIES	117,456	97,412	57,163
STOCKHOLDERS' DEFICIT
Common stock, $0.001 par value, 75,000,000 shares authorized, 64,242,500 shares issued and outstanding	64,242	64,242	64,242
Additional paid-in capital (deficiency)	(45,887)	(45,887)	(45,887)
Accumulated deficit	(134,200)	(114,156)	(73,037)
TOTAL STOCKHOLDERS' DEFICIT	(115,845)	(95,801)	(54,682)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	$ 1,611	$ 1,611	$ 2,481